5. LONG-TERM INVESTMENTS	3 Months Ended
Mar. 31, 2013
Notes to Financial Statements
Note 5. LONG-TERM INVESTMENTS

Equity Method Investment

The Company has a 20% interest in a joint venture with Oyu Tolgoi LLC (“OTLLC”), a company owned 66% by Turquoise Hill Resources Ltd. (formerly Ivanhoe Mines Ltd.) (“Turquoise Hill”) and 34% by the Government of Mongolia (Note 7). The Company’s share of the loss of the joint venture is $112,929 for the three months ended March 31, 2013 (March 31, 2012 - $302,606) plus accrued interest expense of $64,256 for the three months ended March 31, 2013 (March 31, 2012 - $52,176).